Key management	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Key Management [Abstract]
Key management [Text Block]

23. Key management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2022	2021
	$	$

Salaries and short-term employee benefits	4,374	4,309
Share-based compensation	5,475	6,078
Cost recoveries from associates	(538)	(716)
	9,311	9,671

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted and deferred share units and share options.